Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
10.	Inventories

The components of inventory follow:

(MILLIONS OF DOLLARS)	March 31, 2013	December 31, 2012
Finished goods	$699	$799
Work-in-process	205	332
Raw materials and supplies	216	214

Inventories(a)	$1,120	$1,345

(a)

Inventory levels decreased in 2013 as a result of $136 million of Separation Adjustments (see Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation), as well as operational reductions.

10.	Inventories

The combined balance sheets include all of the inventory directly attributable to the animal health operations of Pfizer.

The components of inventory follow:

	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Finished goods(a)	$799	$608
Work-in-process	332	284
Raw materials and supplies	214	171

Inventories	$1,345	$1,063

(a)	Increase in 2012 is due primarily to production increases as a result of increased demand, achieving higher targeted inventory levels for certain products and changes in our supply points.